Variable interest entity	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entity

Note 3 – Variable interest entity

VIEs are mainly from continuing operations and discontinued operations during the years ended December 31, 2025, 2024, and 2023:

VIEs from continuing operations

On June 10, 2024, Pure Media entered into the Contractual Arrangements with Pinmu Century, and on July 31, 2024, Pure Media entered into the Contractual Arrangements with Zhenxi Brand. The significant terms of these Contractual Arrangements are summarized in “Note 1 – Nature of business and organization” above. As a result, the Company classifies Pinmu Century and Zhenxi Brand as VIEs which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary for accounting purposes and must consolidate the VIE. Pure Media is deemed to have a controlling financial interest and be the primary beneficiary for accounting purposes of Pinmu Century and Zhenxi Brand because it has both of the following characteristics:

(1)	The power to direct activities at Pinmu Century and Zhenxi Brand that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Pinmu Century and Zhenxi Brand that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Pinmu Century and Zhenxi Brand pay service fees equal to all of its net income to Pure Media. The Contractual Arrangements are designed so that Pinmu Century and Zhenxi Brand operate for the benefit of Pure Media and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As Pinmu Century is incorporated as a limited liability company and Zhenxi Brand is incorporated as a wholly owned enterprise under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Accordingly, the accounts of Pinmu Century and Zhenxi Brand are consolidated in the accompanying consolidated financial statements. In addition, their financial positions and results of operations are included in the Company’s consolidated financial statements.

VIE from discontinued operations

On May 27, 2020, Infobird WFOE entered into the Contractual Arrangements with Infobird Beijing. The significant terms of these Contractual Arrangements are summarized in “Note 1 – Nature of business and organization” above. As a result, the Company classifies Infobird Beijing as a VIE which should be consolidated till the dispose occurred in August, 2023, based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary for accounting purposes and must consolidate the VIE. Infobird WFOE is deemed to have a controlling financial interest and be the primary beneficiary for accounting purposes of Infobird Beijing because it has both of the following characteristics:

(1)	The power to direct activities at Infobird Beijing that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Infobird Beijing that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Infobird Beijing pays service fees equal to all of its net income to Infobird WFOE. The Contractual Arrangements are designed so that Infobird Beijing operates for the benefit of Infobird WFOE and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs and settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Accordingly, the accounts of Infobird Beijing are consolidated in the accompanying consolidated financial statements. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2025	December 31, 2024

Current assets	$13,358,763	$12,630,910
Other assets	269,115	350,188
Total assets	13,627,878	12,981,098
Total liabilities	(4,749,905)	(3,897,967)
Net assets	$8,877,973	$9,083,131

	December 31, 2025	December 31, 2024

Current liabilities:
Accounts payable	$3,318,162	$2,787,656
Other payables and accrued liabilities	84,837	207,558
Short-term loan	662,955	—
Contract liabilities	9,544	37,316
Lease liabilities	189,189	133,818
Taxes payable	417,653	528,173
Total current liabilities	4,682,340	3,694,521
Lease liabilities – non-current	67,565	203,446
Total liabilities	$4,749,905	$3,897,967

The summarized operating results of the VIEs are as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023**

Operating revenues*	$8,706,740	$1,417,848	$3,173,124
Gross profit	2,568,542	591,012	1,575,941
Loss from operations	(397,138)	(20,269)	(4,121,315)
Net loss	$(586,566)	$(46,643)	$(4,310,491)
Net loss attributable to INFOBIRD CO., LTD	(568,969)	(45,244)	(4,018,865)
Net loss attributable to non-controlling interest	(17,597)	(1,399)	(291,626)

*	During the years ended December 31, 2025, 2024 and 2023, Operating revenues include nil, nil and $583,302 intercompany revenue to Infobird WFOE, respectively.
**	Operating revenues in 2023 were totally generated from discontinued operations.